FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 310
EBP, Master Trust [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Accounting Standards Codification 820, Fair Value Measurement ("ASC 820"), clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value, and expands disclosures about the use of fair value measurements.
The valuation techniques under ASC 820 are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. These types of inputs create the following fair value hierarchy:
Level 1 — Quoted prices for identical instruments in active markets. Level 1 investments of the DC Master Trust primarily include common stock, registered investment company funds, and money market funds, based on pricing, frequency of trading, and other market considerations.
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable. Level 2 investments of the DC Master Trust primarily include fixed income securities, based on model-derived valuations calculated by the fund managers.
Level 3 — Significant inputs to the valuation model are unobservable. There were no Level 3 financial instruments in the Plan or DC Master Trust as of December 31, 2025 and 2024.
The following tables set forth by level the fair value hierarchy of the investments held by the DC Master Trust and the Plan as of December 31, 2025 and 2024 ($ in thousands):

	As of December 31, 2025
	Level 1	Level 2	Level 3	NAV (a)	Total
DC Master Trust
Short-term investment funds	$—	$—	$—	$21,639	$21,639
HII common stock	274,356	—	—	—	274,356
Collective trust funds	—	—	—	5,820,851	5,820,851
Schwab Personal Choice Retirement Fund	448,209	3,028	—	—	451,237

Total assets in the DC Master Trust	$722,565	$3,028	$—	$5,842,490	$6,568,083

Other Plan Investments
Short-term investment fund	$—	$—	$—	$793	$793

Total Other Plan Investments	$—	$—	$—	$793	$793

	As of December 31, 2024
	Level 1	Level 2	Level 3	NAV (a)	Total
DC Master Trust
Short-term investment funds	$—	$—	$—	$21,658	$21,658
HII common stock	181,010	—	—	—	181,010
Collective trust funds	—	—	—	5,040,576	5,040,576
Schwab Personal Choice Retirement Fund	399,055	2,591	—	—	401,646

Total assets in the DC Master Trust	$580,065	$2,591	$—	$5,062,234	$5,644,890

Other Plan Investments
Short-term investment fund	$—	$—	$—	$664	$664

Total Other Plan Investments	$—	$—	$—	$664	$664

(a) Investments in collective trust funds are measured at fair value using NAV, as a practical expedient, and therefore have not been classified in the fair value hierarchy.